Investment Strategy - WisdomTree Efficient U.S. Plus International Equity Fund	Mar. 06, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing in equity securities of U.S. large-capitalization companies and in index futures contracts that provide exposure to international equity securities, and which are used to enhance the capital efficiency of the Fund. Capital efficiency is the ability for an investment to gain exposure to a particular market using fewer assets. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in investments, including common stocks and futures contracts, that provide exposure to the U.S. or international equity markets.

The Fund invests in a basket of equity securities of U.S. large-capitalization companies generally weighted by market capitalization. A company is considered a U.S. company if it conducts its Primary Business Activities in the U.S. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

Typically, the Fund invests approximately 90-100% of its net assets in such U.S. equity securities or derivative instruments that provide similar exposure. The Fund also typically invests in index futures contracts representing a notional exposure of approximately 60% of the Fund’s net assets. The Fund invests in U.S. Treasury securities and cash and cash equivalents to serve as collateral or margin for the Fund’s investments in futures contracts or other derivatives.

The Fund’s portfolio is rebalanced quarterly to the target allocation exposures. As a result, between quarterly rebalances, the Fund’s exposure to U.S. equity securities and index futures contracts may vary from the targeted exposures. To the extent the Fund’s exposure deviates from the targeted exposure by greater than 5%, it is anticipated that the Fund will be rebalanced intra-quarter to more closely align its portfolio with the targeted exposures.

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) currently uses a widely recognized industry classification methodology to identify the extent of the Fund’s exposure to a sector or industry. A sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, the Fund is expected to have significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Information Technology Sector.

Although the Fund’s geographic exposure may change from time to time, the equity securities of companies that conduct their Primary Business Activities in the United States are expected to comprise a significant portion of the Fund’s holdings (e.g., approximately 15% or more).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in investments, including common stocks and futures contracts, that provide exposure to the U.S. or international equity markets. Although the Fund’s geographic exposure may change from time to time, the equity securities of companies that conduct their Primary Business Activities in the United States are expected to comprise a significant portion of the Fund’s holdings (e.g., approximately 15% or more).